USVC Venture Capital Access Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Private Assets - 43.47%(1)	Acquisition Date	Cost	Value
Venture Capital Fund - 21.73%
Acquired Capital Fund I LP(2)(3)	11/24/2025	$1,800,000	$1,800,000
Special Purpose Vehicle - 21.74%
NB Ventures XAI II LP(2)(3)	12/16/2025	1,891,892	1,801,802
Total Private Assets		3,691,892	3,601,802

Short-Term Investments- 56.18%	Shares
Money Market Fund - 56.18%
First American Government Obligations Fund - Class X, 3.66%(4)	4,655,539	4,655,539	4,655,539
Total Short-Term Investments		4,655,539	4,655,539

Total Investments - 99.65%		$8,347,431	$8,257,341
Other Asset and Liabilities, Net - 0.35%			28,936
Net Assets - 100.00%			$8,286,277

(1)

The Fund is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities and would be an “affiliate” of the portfolio company if we owned 5% or more of its voting securities.

(2)	All securities exempt from registration under the Securities Act of 1933, as amended, and are deemed to be “restricted securities”.
(3)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $3,601,802, which represents 43.47% of total net assets of the Fund.
(4)	The rate shown is the annualized 7-day yield as of December 31, 2025.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The private investment funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Issuer Name	Acquisition Date	Cost	Value	Percent of Net Assets
Acquired Capital Fund I LP	11/24/2025	$1,800,000	$1,800,000	21.73%
NB Ventures XAI II LP	12/16/2025	1,891,892	1,801,802	21.74%
Total		$3,691,892	$3,601,802	43.47%